Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

21. COMMITMENTS AND CONTINGENCIES

Debt obligations

The Group’s debt obligations are associated with 1) the funding debts and interest payable to funding partners; 2) the borrowings to support the Group’s general operations and 3) the commitment to purchase delinquent loans from certain Institutional Funding Partners.

The expected repayment amount of the debt obligations are as follows:

	1 – 12 months	13 – 24 months	25 – 36 months	more than 36 months	Total
	(RMB in thousands)
Funding debts obligations
Liabilities to other funding partners	2,440,685	850,590	—	—	3,291,275
Interest payments (i)	92,565	52,981	—	—	145,546
Total funding debts obligations	2,533,250	903,571	—	—	3,436,821
Long–term borrowings	94,336	94,336	94,336	377,343	660,351
Short–term borrowings	811,455	—	—	—	811,455
Interest payments (i)	40,852	19,308	15,841	27,524	103,525
Total borrowings obligations	946,643	113,644	110,177	404,867	1,575,331
Commitment for construction	226,509	81,380	—	—	307,889
Commitment to purchase delinquent loans (ii)	81,890	—	—	—	81,890
Total purchase obligations	308,399	81,380	—	—	389,779
(i)
Interest payments with variable interest rates are calculated using the interest rate as of December 31, 2025.
(ii)
With respect to the arrangements with certain Institutional Funding Partners, the Group is required to purchase the off-balance sheet loans funded by those Institutional Funding Partners when the loans become delinquent for a certain period of time consecutively or cumulatively. Commitment to purchase delinquent loans represents the Group’s noncancelable obligations to purchase those delinquent loans which is yet to be sold by those Institutional Funding Partners as of December 31, 2025.

Litigations

From time to time, the Group may be subject to various legal or administrative claims and proceedings arising in the ordinary course of business.

Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded any material liabilities in this regard as of December 31, 2024 and 2025.